Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Parenthetical) (Detail) - $ / shares	May 31, 2018	May 31, 2017
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,319,910	157,687,444
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,319,910	157,687,444